Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2012 and 2011, are approximately as follows:

	December 31, 2012	December 31, 2011
Net operating loss carry forward	$8,871,000	$6,061,000
Amortization of debt discount and debt issue costs	3,732,000	1,465,000
Stock options and warrants	971,000	971,000
Depreciation	74,000	-
Bad debt	9,000	73,000
Valuation allowance	(13,657,000)	(8,570,000)
Net deferred tax asset	$-	$-

Tax Expense Differences From Expected Tax Enpense [Table Text Block]

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2012 and 2011, (computed by applying the federal corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31, 2012	December 31, 2011
Federal tax benefit at statutory rate	$(6,493,000)	$(7,916,000)
State tax benefit – net of federal tax effect	(418,000)	(501,000)
Derivative expense	1,499,000	1,625,000
Change in fair value of derivative liability	(2,006,000)	(1,755,000)
Loss on settlement of accounts payable	1,495,000	1,313,000
Non-deductible stock compensation	791,000	1,091,000
Other non-deductible expenses	45,000	68,000
Change in valuation allowance	5,087,000	6,075,000
Income tax benefit	$-	$-